Reserves (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short Duration Contracts
Gross out-of-period adjustments in reserve	$ 411
Net of tax out-of-period adjustments in reserve	267
Group disability
Short Duration Contracts
Short duration contracts, discount rate (as a percent)		4.75%	5.25%
Short duration contracts, liabilities net of reinsurance	74,077	83,392
Short duration contracts, discount	$ 24,038	$ 28,450